Income Tax (Details) - Schedule of Effective Income Tax Rate Reconciliation	4 Months Ended
Dec. 31, 2020
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of warrant liability	(18.70%)
Valuation allowance	(2.30%)
Income tax provision	0.00%